EQUITY - Share capital (Details) $ / shares in Units, $ / shares in Units, $ in Thousands, $ in Thousands			12 Months Ended
	Dec. 19, 2025 CAD ($) shares	Dec. 19, 2025 USD ($) $ / shares shares	Dec. 31, 2025 CAD ($) $ / shares shares	Dec. 31, 2024 CAD ($) shares
Shares issued
Number of shares issued	8,333,334	8,333,334
Share price per share | $ / shares		$ 2.4
Net proceeds	$ 27,563	$ 20,000	$ 27,563
Share issue costs | $	$ 2,764		$ 2,764	$ 3,413
Percentage of broker fees over gross proceeds	7.00%	7.00%
Authorized share capital
Share capital
Par value | $ / shares			$ 0
Shares issued
Balance at the beginning (in shares)			152,261,189	60,903,898
Shares issued from offering			8,333,334
Shares issued - Lac Guret Property acquisition (Note 18)				6,208,210
Shares issued from Private Placements (Note 15)				83,432,538
Options exercised (Note 17.2)			167,016	137,500
Settlement of interest on Convertible Notes (Note 14)				1,579,043
Balance at the end (in shares)			160,761,539	152,261,189